Other assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Assets [Abstract]
Summary of Other Assets Presented on the Consolidated Balance Sheet
The following table provides the components of other assets presented on the consolidated balance sheet.

Other assets	Dec. 31,
(in millions)	2021	2020
Corporate/bank-owned life insurance	$5,359	$5,301
Accounts receivable	4,178	3,619
Software	2,096	1,884
Prepaid pension assets	1,946	1,556
Fails to deliver	1,561	1,371
Qualified affordable housing project investments	1,153	1,145
Renewable energy investments	1,027	1,206
Equity method investments	939	921
Income taxes receivable	538	599
Prepaid expense	476	477
Federal Reserve Bank stock	472	479
Assets of consolidated investment management funds	462	487	(a)
Other equity investments (b)	449	290
Seed capital (c)	357	365
Fair value of hedging derivatives	206	19
Other (d)	1,190	1,236
Total other assets	$22,409	$20,955	(a)
(a)    In 2021, we reclassified the assets of consolidated investment management funds, at fair value, to other assets. See Note 2 for additional information.
(b)    Includes strategic equity, private equity and other investments.
(c)    Includes investments in BNY Mellon funds which hedge deferred incentive awards.
(d)    At Dec. 31, 2021 and Dec. 31, 2020, other assets include $7 million and $7 million, respectively, of Federal Home Loan Bank stock, at cost.

Equity Securities without Readily Determinable Fair Value
The following table presents the adjustments on the non-readily marketable equity securities.

Adjustments on non-readily marketable equity securities				Life-to-date
(in millions)	2021	2020	2019
Upward adjustments	$105	$21	$4	$158
Downward adjustments	—	—	(3)	(4)
Net adjustments	$105	$21	$1	$154

Summary of Investments Valued Using NAV
The table below presents information on our investments valued using NAV.

Investments valued using NAV	Dec. 31, 2021		Dec. 31, 2020
(in millions)	Fair value	Unfunded commitments	Fair value	Unfunded commitments
Seed capital (a)	$59	$21	$52	$22
Private equity investments (b)	113	61	102	52
Other (c)	46	—	47	—
Total	$218	$82	$201	$74
(a)    Primarily includes leveraged loans and structured credit funds, which are generally not redeemable. Distributions from such investments will be received as the underlying investments in the funds, which have lives of three to 11 years at both Dec. 31, 2021 and Dec. 31, 2020, are liquidated.
(b)    Private equity investments primarily include Volcker Rule-compliant investments in SBICs that invest in various sectors of the economy. Private equity investments do not have redemption rights. Distributions from such investments will be received as the underlying investments in the private equity investments, which have a life of 10 years, are liquidated.
(c) Primarily includes investments in funds that relate to deferred compensation arrangements with employees. Investments in funds can be redeemed on a monthly to quarterly basis with redemption notice periods of up to 95 days.